INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,256	$ 2,352
Marketable securities	653	622
Receivables, prepayments and other assets	1,296	1,487
Inventories	1,423	1,339
Total current assets	5,628	5,800
Noncurrent assets:
Property, plant and equipment, net	10,829	10,596
Goodwill and intangible assets, net	369	363
Marketable securities	323	372
Other noncurrent financial assets	139	137
Deferred tax assets	271	292
Receivables, prepayments and other assets	256	281
Total noncurrent assets	12,187	12,041
Total assets	17,815	17,841
Current liabilities:
Trade payables and other current liabilities	2,400	2,849
Provisions	68	102
Current portion of deferred income from government grants	151	110
Current portion of lease obligations	71	75
Current portion of long-term debt	205	223
Total current liabilities	2,895	3,359
Noncurrent liabilities
Noncurrent portion of long-term debt	2,310	2,288
Noncurrent portion of deferred income from government grants	297	294
Provisions	197	196
Noncurrent portion of lease obligations	312	270
Other noncurrent liabilities	1,497	1,474
Total noncurrent liabilities	4,613	4,522
Total liabilities	7,508	7,881
Equity:
Share capital	11	11
Additional paid-in capital	23,916	23,831
Accumulated deficit	(13,767)	(14,021)
Accumulated other comprehensive income	100	92
Equity attributable to the shareholders of GLOBALFOUNDRIES INC.	10,260	9,913
Non-controlling interest	47	47
Total equity	10,307	9,960
Total liabilities and equity	$ 17,815	$ 17,841